Segments Reporting	12 Months Ended
Dec. 31, 2017
Segments Reporting [abstract]
SEGMENTS REPORTING
NOTE 18 -	SEGMENTS REPORTING

a.	General:

The Group’s Chief Operating Decision-Maker (“CODM”) reviews the Group’s internal reporting to assess the performance and to allocate resources. The CODM assesses the performance of the Group’s segments based on Net Operating Income. Such Net Operating Income is excluding general and administrative expenses attributable to the Company’s headquarter, financing income (expenses) and income taxes. In addition, the CODM is assessing separately the specific financial expenses of each segment based on the borrowings which are specifically attributable to the segment. All other financing expenses (income) (i.e.: financing expenses in respect of non-specific borrowing, interest income on investments and deposits and changes in fair value of financial instruments) were considered as unallocated financing expenses (income).

Investments in INSIGHTEC is reviewed by the CODM in the same manner as subsidiary companies, i.e. each investment’s income, expenses are reviewed on a separate basis. The amounts included are not adjusted to reflect the Group’s share and accordingly reviewed in its entirety (100%). Accordingly, the amounts within each segment include these components of equity method investments, and are reconciled to the consolidated statements as adjustments.

For purpose of these financial statements the following business segments were identified:

●	Medical Industries and devices - through the Company indirect holdings in two companies which operates in the field of life science: (i) INSIGHTEC which operates in the field of development, production, and marketing of treatment-oriented medical systems, based on a unique technological platform combining the use of focused ultrasound and magnetic resonance imaging for the purpose of performing noninvasive treatments in human beings; and (ii) Gamida which operates in the field of research, development and manufacture of products designated for certain cancer diseases.

●	Plots in India - plots designated for sale, initially designated to residential projects.

●	Plots in Eastern Europe- initially designated for development of commercial centers - includes plots in Eastern Europe (and in Greece) held by our subsidiary Plaza Centers N.V. (“PC”) whose business strategy is to no longer develop commercial centers but to dispose of its real estate assets at optimal market conditions.

The Group’s reportable segments for each of the years ended December 31 2017, 2016 and 2015 are: Medical Industries and devices, Plots in India and Commercial Centers, All other operations identified by the CODM are included as “other activities”. The assets of a reportable segment include plots in India and trading property attributable to the Commercial Centers. Unallocated assets include mainly cash and cash equivalent as well as short and long term deposits and investments.

The liabilities of the reportable segments include mainly specific borrowings provided directly to the Project Companies (mainly companies which are engaged in the operation, construction and initiations of commercial centers) and which are usually secured by a mortgage on the property owned by these Project Companies. Other borrowings which were raised by the Group with no identification to certain operations (mainly notes issued by the Company and PC) were considered as unallocated liabilities.

The accounting policies of all reportable segments are the same as those of the Group, as described in note 2.

b.	Data regarding business segments:

Year ended December 31, 2017

	Commercial centers	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues	814,826	117,488	-	-	(117,488)	814,826

Segment profit (loss)	(36,929)	(135,445)	(55,422)	-	135,445	92,450

Financial income (expenses)	(5,281)	-	-	-	-	(5,281)
Share in losses of associates, net	-	(15,156)	-	-	(5,047)	(20,202)
Adjustments: Unallocated general and administrative expenses						(14,930)
Unallocated other expenses						532
Unallocated financial expenses						(107,015)
Financial income						1,811
Loss before income taxes						(237,534)

Additions to segment assets	7,895	-	-	-	-	7,895
Unallocated						3,156
Total additions						11,051
Depreciation and amortization of segment assets	52	-	-	-	-	52
Unallocated						28,951
Total Depreciation and amortization						29,003
Impairment of segment assets	47,700	-	43,057	-	-	90,757
Unallocated						-
Total Impairment						90,757
Assets and Liabilities December 31, 2017:
Segment assets	305,503	-	187,509	5,845	-	498,856
Equity basis investments	-	-	-	-	5,437	5,437
Unallocated						513,078
Total Assets						1,017,371
Liabilities
Segment liabilities	54,792	-	38,477	-	-	93,269
Unallocated liabilities						1,072,887

Total Liabilities						1,166,156

Year ended December 31, 2016

	Commercial centers (i)	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total

Revenues	210,014	96,333	-	-	(113,911)	192,436

Segment profit (loss)	(135,061)	(119,689)	9,354	-	116,361	(129,035)

Financial income (expenses)	60,454	-	-	-		60,454
Share in losses of associates, net	-	(7,960)	-	-	(46,353)	(54,313)
Adjustments: Unallocated general and administrative expenses						(10,257)
Unallocated other expenses						(652)
Unallocated financial expenses						(184,809)
Financial income						(1,056)
Change in fair value of financial instruments measured at FVTPL						2,707
Loss before income taxes						(316,961)
Additions to segment assets	94,406	-	154,598	-	-	249,004
Unallocated						2,473
Total additions						251,477
Depreciation and amortization of segment assets	306	-	-	-	-	306
Unallocated						37,109
Total Depreciation and amortization						37,415
Impairment of segment assets	165,028		24,564			189,592
Unallocated						-
Total Impairment						189,592
Assets and Liabilities December 31, 2016:
Segment assets	1,126,871	-	245,092	6,453	(5,702)	1,372,714
Equity basis investments		15,916			11,033	26,949
Unallocated						861,546
Total Assets						2,261,209
Liabilities
Segment liabilities	428,386	-	3,319	-	(43)	431,662
Unallocated liabilities						1,780,933

Total Liabilities						2,212,595

(i)	Includes mainly revenues from commercial centers under operation until their sale and consideration from sales of commercial centers.

Year ended December 31, 2015

	Commercial centers (i)	Medical industries and devices	Plots in India	Other activities and allocations	Equity method adjustments	Total
	NIS in thousands

Revenues	309,302	69,432	-	-	(88,095)	290,639

Segment profit (loss)	(74,170)	(95,805)	(12,325)	-	92,656	(89,644)

Financial income (expenses)	29,605	1,353	-	-	-	(30,958)
Share in losses of associates, net	-	(13,465)	-	-	(29,460)	(42,925)
Adjustments:
Unallocated general and administrative expenses						(16,678)
Unallocated other expenses						(9,369)
Unallocated financial expenses						(176,763)
Financial income						2,154
Change in fair value of financial instruments measured at FVTPL						(2,568)
Loss before income taxes						(366,751)

Additions to segment assets	28,562	-	-	133	-	28,695
Unallocated						23,183
Total additions						51,878
Depreciation and amortization of segment assets	863	-	-	38	-	896
Unallocated						32,184
Total Depreciation and amortization						33,085
Impairment of segment assets	85,918	-	-	-	-	85,918
Unallocated						-
Total Impairment						85,918
Assets and Liabilities December 31, 2015:
Segment assets	1,579,921	262,183	247,383	7,081	(599,531)	1,497,038
Equity basis investments	-	24,233	-	-	267,950	292,183
Unallocated						914,331
Total Assets						2,703,552
Liabilities
Segment liabilities	658,994	92,644	2,624	-	(217,930)	536,332
Unallocated liabilities						1,863,156
Total Liabilities						2,399,488

(i)	Includes mainly revenues from commercial centers under operation until their sale and consideration from sales of commercial centers.

c.	Data regarding geographical areas:

1.	Revenues by geographical areas:

Revenues information above is based, mainly, on the locations of the assets.

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

East and central Europe(i)	814,826	192,436	133,631
India	-	-	150,296
Other	-	-	6,712

	814,826	192,436	290,639

(I)	The following table provides an additional information in respect of the revenues in east and central Europe per countries:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Poland	514,291	76,724	71,219
Czech Republic	-	43,519	9,240
Romania	36,538	2,898	45,217
Serbia	246,534	68,165	3,832
Other	17,463	1,130	4,123

	814,826	192,436	133,631

2.	Non-current assets by geographical areas:

The Group’s non-current assets provided in the following table include also trading property and payment on account of trading property.

	Segment assets
	December 31,
	2017	2016
	NIS in thousands

East and central Europe	300,165	1,084,749
Israel	1,599	24,189
India	193,450	245,091

	495,214	1,354,029